RESTATEMENT OF PRIOR FINANCIAL STATEMENTS, Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and cash equivalents	$ 275,998	$ 337,560	[1]	$ 404,472	[1]	$ 163,124	[1]
Restricted cash and cash equivalents	174,933	139,139	[1]
Rent receivables	124	4,887	[1]
Investment in unconsolidated subsidiary	7,170	4,002	[1]
Investment in direct finance lease, net	34,878	0	[1]
Flight equipment held for sale, net	237,262	0	[1]
Flight equipment held for operating lease, net	2,585,426	3,556,884	[1]
Maintenance rights, net	94,493	144,920	[1]	122,721
Fair value of derivative assets	241	2,067	[1]
Other assets, net	17,750	28,949	[1]
Total assets	3,428,275	4,218,408	[1]
Liabilities
Accounts payable and accrued liabilities	17,548	18,431	[1]
Rentals received in advance	14,560	19,751	[1]
Payable to related parties	7,170	2,772	[1]
Security deposits	48,876	64,058	[1]
Maintenance payment liability	194,543	254,514	[1]
Unsecured borrowings, net	691,109	689,452	[1]
Secured borrowings, net	1,705,311	2,332,669	[1]
Deferred tax liability, net	20,741	15,306	[1]
Fair value of derivative liabilities	19,327	23,311	[1]
Other liabilities	52,126	41,890	[1]
Total liabilities	2,771,311	3,462,154	[1]
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 41,432,998 shares issued and outstanding at December 31, 2014	36	41	[1]
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0	[1]
Additional paid-in capital	577,290	658,522	[1]
Retained earnings	95,138	114,782	[1]			74,947	[1]
Accumulated other comprehensive loss, net	(15,500)	(17,091)	[1]
Total shareholders' equity	656,964	756,254	[1]	742,096	[1]	523,811	[1]
Total liabilities and shareholders' equity	$ 3,428,275	4,218,408	[1]
As Previously Reported [Member]
Assets
Cash and cash equivalents		337,560		404,472		163,124
Restricted cash and cash equivalents		139,139
Rent receivables		4,887
Investment in unconsolidated subsidiary		4,002
Investment in direct finance lease, net		0
Flight equipment held for sale, net		0
Flight equipment held for operating lease, net		3,705,407
Maintenance rights, net		0
Fair value of derivative assets		2,067
Other assets, net		31,608
Total assets		4,224,670
Liabilities
Accounts payable and accrued liabilities		18,431
Rentals received in advance		19,751
Payable to related parties		2,772
Security deposits		64,058
Maintenance payment liability		254,514
Unsecured borrowings, net		689,452
Secured borrowings, net		2,335,328
Deferred tax liability, net		16,289
Fair value of derivative liabilities		23,311
Other liabilities		41,890
Total liabilities		3,465,796
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 41,432,998 shares issued and outstanding at December 31, 2014		41
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding		0
Additional paid-in capital		658,522
Retained earnings		117,402				83,138
Accumulated other comprehensive loss, net		(17,091)
Total shareholders' equity		758,874				532,002
Total liabilities and shareholders' equity		4,224,670
Adjustments [Member]
Assets
Cash and cash equivalents		0		$ 0		0
Shareholders' equity
Retained earnings						(8,191)
Total shareholders' equity						$ (8,191)
Maintenance Rights Adjustments [Member] | Adjustments [Member]
Assets
Cash and cash equivalents		0
Restricted cash and cash equivalents		0
Rent receivables		0
Investment in unconsolidated subsidiary		0
Investment in direct finance lease, net		0
Flight equipment held for sale, net		0
Flight equipment held for operating lease, net		(143,336)
Maintenance rights, net		144,920
Fair value of derivative assets		0
Other assets, net		0
Total assets		1,584
Liabilities
Accounts payable and accrued liabilities		0
Rentals received in advance		0
Payable to related parties		0
Security deposits		0
Maintenance payment liability		0
Unsecured borrowings, net		0
Secured borrowings, net		0
Deferred tax liability, net		294
Fair value of derivative liabilities		0
Other liabilities		0
Total liabilities		294
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 41,432,998 shares issued and outstanding at December 31, 2014		0
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding		0
Additional paid-in capital		0
Retained earnings		1,290
Accumulated other comprehensive loss, net		0
Total shareholders' equity		1,290
Total liabilities and shareholders' equity		1,584
Other Adjustments [Member] | Adjustments [Member]
Assets
Cash and cash equivalents		0
Restricted cash and cash equivalents		0
Rent receivables		0
Investment in unconsolidated subsidiary		0
Investment in direct finance lease, net		0
Flight equipment held for sale, net		0
Flight equipment held for operating lease, net		(5,187)
Maintenance rights, net		0
Fair value of derivative assets		0
Other assets, net		(2,659)
Total assets		(7,846)
Liabilities
Accounts payable and accrued liabilities		0
Rentals received in advance		0
Payable to related parties		0
Security deposits		0
Maintenance payment liability		0
Unsecured borrowings, net		0
Secured borrowings, net		(2,659)
Deferred tax liability, net		(1,277)
Fair value of derivative liabilities		0
Other liabilities		0
Total liabilities		(3,936)
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 41,432,998 shares issued and outstanding at December 31, 2014		0
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding		0
Additional paid-in capital		0
Retained earnings		(3,910)
Accumulated other comprehensive loss, net		0
Total shareholders' equity		(3,910)
Total liabilities and shareholders' equity		$ (7,846)

[1]	As restated